Provisions and Other Liabilities - Summary of Provisions and Other Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [abstract]
Derivative liabilities, current	$ 6	$ 0